Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule of restatement on each financial statement
	As Previously Reported	Adjustment	As Restated
Balance Sheet as of December 31, 2020
Derivative liabilities	$—	$6,715,500	$6,715,500
Total liabilities	10,432,110	6,715,500	17,147,610
Common stock subject to possible redemption	49,228,456	(6,715,495)	42,512,961
Common stock	7,473	613	8,086
Additional paid in capital	1,866,751	2,356,882	4,223,633
Retained earnings	3,125,784	(2,357,500)	768,284
Total stockholders’ equity	5,000,008	(5)	5,000,003
Statement of Operations for the Year Ended December 31, 2020
Loss on change in fair value of derivative liabilities	$—	(2,357,500)	(2,357,500)
Other income (loss), net	359,605	(2,357,500)	(1,997,895)
Loss before benefit from income taxes	(1,026,133)	(2,357,500)	(3,383,633)
Net loss	(809,047)	(2,357,500)	(3,166,547)
Basic and diluted net loss per common share, Non-redeemable common stock	(0.15)	(0.32)	(0.47)
Statement of Cash Flows for the Year Ended December 31, 2020
Cash flow from operating activities:
Net loss	$(809,047)	(2,357,500)	(3,166,547)
Adjustments to reconcile net loss to net cash and used in operating activities:
Change in fair value of derivative liabilities	—	$2,357,500	2,357,500
Initial measurement of private placement warrants accounted for as liabilities	—	368,000	368,000)
Initial measurement of unit purchase option agreement issued in connection with the Initial Public Offering accounted for as a liability	—	3,990,000	3,990,000
Change in value of common stock subject to possible redemption	809,047	6,715,495	7,524,542